Other non-current assets, others	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other non-current assets, others
12.	Other non-current assets, others
	As of	As of
	December 31, 2024	December 31, 2023
Prepaid on property, plant and equipment	$390,363	$411,178